ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 4,212	$ 3,800	$ 8,292	$ 7,453
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,099	2,467	4,163	4,776
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,478	811	2,822	1,623
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 635	$ 522	$ 1,307	$ 1,054